Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Long-term debt	$ 1,508,420	$ 1,498,025
Total long-term debt	1,508,638	1,498,341
Less long-term debt payable within one year	496	2,381
Long-term debt, net	1,508,142	1,495,960
Other long-term debt, including capitalized leases
Debt Instrument [Line Items]
Long-term debt	236	556
Domestic | Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038
Debt Instrument [Line Items]
Long-term debt	1,175,000	1,175,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	3.50%	3.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	6.55%	6.55%
Foreign | Bank loans, including revolving credit 1% to 7.2%, due 2011-2017
Debt Instrument [Line Items]
Long-term debt	322	2,045
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.00%	1.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	11.75%	11.75%
Foreign | Euro Bonds 4.125%, due 2016
Debt Instrument [Line Items]
Long-term debt	273,860	260,200
Debt Instrument, Interest Rate, Stated Percentage	4.125%	4.125%
Foreign | Japanese Yen credit facility Libor plus 55 bps, due 2017
Debt Instrument [Line Items]
Long-term debt	$ 59,220	$ 60,540
Debt Instrument, Basis Spread on Variable Rate	0.55%	0.55%